Leases - Schedule of Components of Lease Expense and Income (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Lease, Cost [Abstract]
Operating lease costs	$ 827	$ 827	$ 3,308
Short term lease costs	185	256	940
Variable lease costs	227	217	759
Sublease income	(350)	(321)	(1,528)
Total Lease Costs	$ 889	$ 979	$ 3,479